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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 333-100833

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                                                                January 15, 2003
Morgan Stanley                                                        Supplement
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             SUPPLEMENT DATED JANUARY 15, 2003 TO THE
    STATEMENT OF ADDITIONAL INFORMATION OF MORGAN STANLEY ALLOCATOR FUND
                      Dated December 31, 2002



The fifth paragraph of the section of the Statement of Additional Information titled "X. UNDERWRITERS" is hereby replaced by the following:

     The minimum number of Fund shares which may be purchased pursuant to this offering is 1,000 shares. Certificates for shares purchased will not be issued unless requested by the shareholder in writing.